SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2013	2012

Volatility	58%-83%	73%-88%
Risk-free interest rate	0.54%-1.59%	0.56%-2.00%
Dividend yield	0%	0%
Expected life (years) *)	4.0 - 6.0	3.8-4.7

*)	Excluding options that were granted to a consultant in connection with the mAb Funding Arrangement.